As filed with the Securities and Exchange Commission on June 26, 2026
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22396
NEUBERGER HIGH YIELD STRATEGIES FUND INC.
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Joseph V. Amato
Chief Executive Officer and President
Neuberger High Yield Strategies Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)
Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: October 31
Date of reporting period: April 30, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.
(a) Following is a copy of the semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Act.

Neuberger High Yield

Strategies Fund Inc.
Semi-Annual Report
April 30, 2026

President’s Letter
Dear Stockholder,
I am pleased to present this semi-annual report for Neuberger High Yield Strategies Fund Inc. (the Fund) for the six months ended April 30, 2026 (the reporting period). The report includes a portfolio commentary, a listing of the Fund’s investments and its unaudited financial statements for the reporting period.
The Fund seeks high total return (income plus capital appreciation). To pursue that objective, we have assembled a portfolio that consists primarily of high yield debt securities.
As previously communicated, the Fund commenced a transferable rights offering (the "Offer") on March 23, 2026 (the "Record Date"), whereby the Fund issued one transferable right (a "Right") for each share of common stock of the Fund held by stockholders of record as of the Record Date. Pursuant to the Offer, holders of Rights were entitled to purchase common stock by submitting three Rights and the subscription price per share for each share purchased. The final subscription price of $6.50 per share of common stock was equal to 92.5% of the Fund’s net asset value per share of common stock at the close of trading on the NYSE American on April 15, 2026, the expiration date of the Offer. The Offer, which was over-subscribed, resulted in the issuance of 10,463,948 shares of common stock and the gross proceeds of the Offer were approximately $68.0 million.
Thank you for your confidence in the Fund. We will continue to do our best to retain your trust in the years to come.
Sincerely,

Joseph V. Amato
President and CEO
Neuberger High Yield Strategies Fund Inc.

Neuberger High Yield Strategies Fund Inc. Portfolio Commentary (Unaudited)

Neuberger High Yield Strategies Fund Inc. (the Fund) generated a -1.03% total return on a net asset value (NAV) basis for the six-month period ended April 30, 2026 (the reporting period), versus its benchmark, the ICE BofA U.S. High Yield Constrained Index (the Index), which provided a 2.31% total return for the same period. (Fund performance on a market price basis is provided in the table immediately following this commentary.) The use of leverage (typically a performance enhancer in up markets and a detractor during market retreats) contributed positively to the Fund’s performance during the reporting period. In addition, the Fund conducted a rights offering in April, resulting in an issuance of approximately 10.5 million additional shares of common stock, which weighed on returns during the period.
The U.S. high-yield market, as measured by the Index, delivered a modest positive total return for the reporting period, despite navigating bouts of volatility. Markets contended with a complex backdrop: resilient but moderating economic growth, generally solid corporate earnings, and persistently elevated inflation that kept U.S. Federal Reserve Board (Fed) policy expectations in flux. Additional headwinds emerged from the Trump administration's broadened tariff agenda — which raised concerns over supply chain costs and margin pressure across select industries — as well as ongoing geopolitical uncertainty, including the conflict in Iran. Against this backdrop, credit spreads modestly widened on a net basis; however, high-yield bond prices advanced, supported by stable-to-improving issuer fundamentals, contained default activity, and sustained investor appetite for the asset class's attractive all-in yield levels.
From a sector perspective on a relative basis, security selection within and an underweight to technology and electronics and printing and publishing, as well as security selection within and an overweight to support services versus the Index, were the best performers. In contrast, security selection within and an overweight to building materials, as well as security selection within and an underweight to diversified financial services and media-cable, were the worst performers.
In terms of the Fund's credit quality relative to the Index, security selection within CCC and below and BB rated securities were the best performers. Conversely, an overweight to BBB and above rated issuers detracted the most from relative performance. An overweight to CCC and below also detracted, but was more than offset by the positive impact from security selection.
U.S. high-yield credit continues to offer attractive carry against an around average default backdrop. Inflation has proven somewhat stickier more recently, with ongoing Middle East tensions introducing upside risk to headline inflation via energy prices. We do not view this as a durable re-acceleration in underlying core inflation, but rather as temporary and consistent with historical energy-driven price effects. The Fed held rates at 3.50%–3.75% at its most recent meeting and we believe remains patient and data-dependent, with no near-term urgency to move. We operate with a more compressed outlook of zero or one cut later in 2026 or early 2027, with the neutral rate settling between 2.75%–3.50%. Despite some softer economic signals and varied consumer sentiment across income cohorts, we believe household balance sheets remain broadly resilient, with deregulation and fiscal policy providing an additional constructive underpinning for U.S. corporates. U.S. high-yield issuer fundamentals are healthy overall, with default rates remaining below long-term averages and rating actions indicating stable credit quality, even as pockets of stress persist in weaker credits. Market direction will depend on employment, inflation, and broader macro and geopolitical developments. We remain focused on bottom-up research, emphasizing security selection and proactive risk management, and aim to use volatility to our advantage while staying highly selective in seeking alpha opportunities.
Sincerely,
Joe Lind and Chris Kocinski
Portfolio Co-Managers

Neuberger High Yield Strategies Fund Inc. Portfolio Commentary (Unaudited)

The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.
The value of securities owned by the Fund, as well as the market value of shares of the Fund’s common stock, may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price, currency and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.
The performance of certain rated bonds within the Index, as noted above, represent issues that are rated Baa3/BBB- and above, Ba1/BB+ through Ba3/BB-, B1/B+ through B3/B- and Caa1/CCC+ or lower, based on an average of Moody’s, S&P Global and Fitch ratings, as calculated by ICE BofA.

High Yield Strategies Fund Inc. (Unaudited)

TICKER SYMBOL
High Yield Strategies Fund Inc.	NHS

PORTFOLIO BY MATURITY DISTRIBUTION
(as a % of Total Investments*)
Less than One Year	0.2%
One to less than Five Years	41.5
Five to less than Ten Years	54.8
Ten Years or Greater	3.5
Total	100.0%

*	Does not include Short-Term Investments or the impact of the Fund’s open positions in derivatives, if any.

PERFORMANCE HIGHLIGHTS[1]
	Inception Date	Six Month Period Ended 04/30/2026	Average Annual Total Return Ended 04/30/2026
			1 Year	5 Years	10 Years	Life of Fund
At NAV[2]
High Yield Strategies Fund Inc.	07/28/2003	-1.03%	6.35%	0.45%	4.69%	7.37%
At Market Price[3]
High Yield Strategies Fund Inc.	07/28/2003	-7.25%	-2.54%	-0.88%	5.56%	6.89%
Index
ICE BofA U.S. High Yield Constrained Index[4]		2.31%	8.71%	4.32%	5.80%	6.85%
Listed closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, please visit www.neuberger.com/cef-performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of the Fund’s common stock.
The investment return and market price will fluctuate and shares of the Fund’s common stock may trade at prices above or below NAV. Shares of the Fund’s common stock, when sold, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not waived certain expenses during certain of the periods shown. The waived fees are from prior years that are no longer disclosed in the Financial Highlights.

Endnotes (Unaudited)

1	The performance information for periods prior to August 6, 2010 is that of a predecessor fund (Neuberger Berman High Yield Strategies Fund).
2	Returns based on the NAV of the Fund.
3	Returns based on the market price of shares of the Fund’s common stock on the NYSE American.
4
The ICE BofA U.S. High Yield Constrained Index tracks the performance of U.S. dollar-denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. In addition to meeting other criteria, qualifying securities must have a below investment grade rating (based on an average of Moody’s,
S&P and Fitch ratings) and have risk exposure to countries that are members of the FX-G10, Western
Europe or territories of the U.S. and Western Europe. Securities in legal default are excluded from the index. Index constituents are capitalization-weighted, provided the total allocation to an individual issuer does not exceed 2%. Transaction costs are incorporated into the calculation of total return for ICE fixed income indices beginning in July 2022.  Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by
NBIA and include reinvestment of all income dividends and other distributions, if any. The Fund may invest in securities not included in the index and generally does not invest in all securities included in the index.

For more complete information on Neuberger High Yield Strategies Fund Inc., call Neuberger Berman Investment Advisers LLC at (877) 461-1899, or visit our website at www.neuberger.com.

Legend April 30, 2026 (Unaudited)

Neuberger High Yield Strategies Fund Inc.
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
USD	= United States Dollar

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  April 30, 2026

Principal Amount		Value
Corporate Bonds 142.8%
Advertising 1.6%
Clear Channel Outdoor Holdings, Inc.
$795,000	7.88%, due 4/1/2030	$827,713 (a)(b)
275,000	7.13%, due 2/15/2031	285,893 (a)
415,000	7.50%, due 3/15/2033	435,947 (a)
570,000	CMG Media Corp., 8.88%, due 6/18/2029	507,989 (a)
Neptune Bidco U.S., Inc.
1,620,000	9.29%, due 4/15/2029	1,638,386 (a)(b)
465,000	10.38%, due 5/15/2031	479,867 (a)
235,000	9.50%, due 2/15/2033	235,186 (a)
4,410,981
Aerospace & Defense 3.2%
965,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	994,098 (a)(b)
Bombardier, Inc.
480,000	7.25%, due 7/1/2031	505,051 (a)
1,115,000	7.00%, due 6/1/2032	1,163,886 (a)(b)
195,000	6.75%, due 6/15/2033	203,327 (a)
1,005,000	Goat Holdco LLC, 6.75%, due 2/1/2032	1,029,882 (a)(b)
TransDigm, Inc.
570,000	6.63%, due 3/1/2032	585,785 (a)
10,000	6.00%, due 1/15/2033	10,096 (a)
780,000	6.38%, due 5/31/2033	785,997 (a)(b)
1,360,000	6.75%, due 1/31/2034	1,397,122 (a)(b)
2,580,000	6.13%, due 7/31/2034	2,582,838 (a)(b)
9,258,082
Airlines 0.1%
410,000	United Airlines Holdings, Inc., 5.38%, due 3/1/2031	404,102
Apparel 0.9%
1,117,830	Beach Acquisition Bidco LLC, 10.00% Cash/10.75% PIK, due 7/15/2033	1,229,623 (a)(b)(c)
750,000	Champ Acquisition Corp., 8.38%, due 12/1/2031	790,109 (a)
565,000	VF Corp., 2.95%, due 4/23/2030	512,631
2,532,363
Auto Manufacturers 1.0%
665,000	Allison Transmission, Inc., 5.88%, due 12/1/2033	671,355 (a)(b)
Nissan Motor Acceptance Co. LLC
155,000	7.05%, due 9/15/2028	158,956 (a)
145,000	5.63%, due 9/29/2028	144,192 (a)
105,000	5.55%, due 9/13/2029	102,797 (a)
185,000	6.13%, due 9/30/2030	182,204 (a)
Nissan Motor Co. Ltd.
375,000	7.50%, due 7/17/2030	387,476 (a)
925,000	4.81%, due 9/17/2030	863,875 (a)
185,000	7.75%, due 7/17/2032	192,855 (a)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Auto Manufacturers – cont'd
$190,000	8.13%, due 7/17/2035	$200,464 (a)
2,904,174
Auto Parts & Equipment 4.3%
2,395,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 9/15/2032	2,449,941 (a)(b)
Cyprium Corp./Cyprium Holdings Luxembourg SARL
670,000	6.13%, due 4/15/2031	674,626 (a)(b)
1,305,000	6.38%, due 4/15/2034	1,303,343 (a)(b)
1,281,950	Dexko Global, Inc., 7.50%, due 4/15/2032	1,153,460 (a)
1,270,000	Forvia SE, 6.75%, due 9/15/2033	1,273,616 (a)(b)
Goodyear Tire & Rubber Co.
240,000	5.00%, due 7/15/2029	230,224
255,000	5.25%, due 7/15/2031	231,788
190,000	5.63%, due 4/30/2033	170,378
IHO Verwaltungs GmbH
1,375,000	7.75% Cash/8.50% PIK, due 11/15/2030	1,416,961 (a)(b)(c)
570,000	8.00% Cash/8.75% PIK, due 11/15/2032	589,340 (a)(c)
ZF North America Capital, Inc.
435,000	6.88%, due 4/14/2028	445,698 (a)
505,000	7.13%, due 4/14/2030	506,344 (a)
780,000	6.75%, due 4/23/2030	774,855 (a)
825,000	7.50%, due 3/24/2031	826,062 (a)
265,000	6.88%, due 4/23/2032	259,319 (a)
12,305,955
Banks 0.3%
955,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	949,708 (a)(b)
Biotechnology 0.3%
240,000	BioMarin Pharmaceutical, Inc., 5.50%, due 2/15/2034	238,312 (a)
Genmab AS/Genmab Finance LLC
460,000	6.25%, due 12/15/2032	472,075 (a)
245,000	7.25%, due 12/15/2033	255,454 (a)
965,841
Building Materials 3.9%
Builders FirstSource, Inc.
1,155,000	6.38%, due 3/1/2034	1,149,268 (a)(b)
320,000	6.75%, due 5/15/2035	323,161 (a)
450,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	286,867 (a)
315,000	Cornerstone Building Brands, Inc., 9.50%, due 8/15/2029	200,328 (a)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
1,010,000	6.63%, due 12/15/2030	1,034,017 (a)(b)
535,000	6.75%, due 7/15/2031	553,075 (a)
430,000	JELD-WEN Holding, Inc., 7.00%, due 9/1/2032	217,574 (a)
JH North America Holdings, Inc.
260,000	5.88%, due 1/31/2031	259,880 (a)
555,000	6.13%, due 7/31/2032	556,179 (a)
850,000	Knife River Corp., 7.75%, due 5/1/2031	882,586 (a)(b)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Building Materials – cont'd
$735,000	Masterbrand, Inc., 7.00%, due 7/15/2032	$731,006 (a)(b)
250,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	247,110 (a)
575,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	530,475 (a)
Quikrete Holdings, Inc.
780,000	6.38%, due 3/1/2032	792,307 (a)(b)
765,000	6.75%, due 3/1/2033	775,760 (a)
Standard Building Solutions, Inc.
865,000	6.50%, due 8/15/2032	873,546 (a)(b)
1,525,000	6.25%, due 8/1/2033	1,524,023 (a)(b)
275,000	5.88%, due 3/15/2034	268,091 (a)
11,205,253
Chemicals 4.7%
450,000	Ashland, Inc., 6.88%, due 5/15/2043	443,809
640,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	664,569 (a)(b)
Celanese U.S. Holdings LLC
595,000	7.05%, due 11/15/2030	638,685 (d)
170,000	7.00%, due 2/15/2031	176,885
585,000	7.38%, due 7/15/2032	619,972
435,000	7.20%, due 11/15/2033	470,317 (d)
280,000	7.38%, due 2/15/2034	293,155
FMC Corp.
180,000	3.45%, due 10/1/2029	162,885
180,000	6.38%, due 5/18/2053	135,784
135,000	8.45%, due 11/1/2055	89,469 (e)
240,000	HB Fuller Co., 4.00%, due 2/15/2027	237,862
INEOS Finance PLC
420,000	6.75%, due 5/15/2028	421,818 (a)
265,000	7.50%, due 4/15/2029	261,715 (a)
Olympus Water U.S. Holding Corp.
1,550,000	6.25%, due 10/1/2029	1,515,023 (a)(b)
395,000	7.25%, due 6/15/2031	397,342 (a)
1,225,000	6.75%, due 8/1/2032	1,187,363 (a)(b)
685,000	7.25%, due 2/15/2033	669,548 (a)
2,205,000	SCIH Salt Holdings, Inc., 6.63%, due 5/1/2029	2,188,705 (a)(b)
WR Grace Holdings LLC
915,000	5.63%, due 8/15/2029	873,000 (a)(b)
1,060,000	7.38%, due 3/1/2031	1,071,025 (a)(b)
695,000	6.63%, due 8/15/2032	689,840 (a)
190,000	7.00%, due 8/1/2033	188,735 (a)
13,397,506
Commercial Services 8.9%
1,430,000	ADT Security Corp., 5.88%, due 10/15/2033	1,408,761 (a)(b)
1,080,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	1,115,640 (a)(b)
915,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	959,718 (a)(b)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
1,895,000	6.00%, due 6/1/2029	1,880,339 (a)(b)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Commercial Services – cont'd
$475,000	6.88%, due 6/15/2030	$488,704 (a)
Block, Inc.
485,000	5.63%, due 8/15/2030	485,489 (a)(b)
480,000	6.50%, due 5/15/2032	489,146
975,000	6.00%, due 8/15/2033	973,118 (a)(b)
1,790,000	Champions Financing, Inc., 8.75%, due 2/15/2029	1,741,876 (a)(b)
EquipmentShare.com, Inc.
300,000	8.63%, due 5/15/2032	318,170 (a)
2,140,000	8.00%, due 3/15/2033	2,244,196 (a)(b)
Garda World Security Corp.
1,030,000	6.00%, due 6/1/2029	1,009,319 (a)
420,000	6.50%, due 1/15/2031	429,061 (a)
1,130,000	8.25%, due 8/1/2032	1,156,154 (a)(b)
1,215,000	8.38%, due 11/15/2032	1,253,610 (a)(b)
Herc Holdings, Inc.
828,000	7.00%, due 6/15/2030	861,429 (a)(b)
1,328,000	7.25%, due 6/15/2033	1,390,720 (a)(b)
515,000	6.00%, due 3/15/2034	510,630 (a)
660,000	Mavis Tire Express Services Topco Corp., 6.50%, due 5/15/2029	658,044 (a)
690,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	688,637 (a)
2,165,000	Veritiv Operating Co., 10.50%, due 11/30/2030	2,281,423 (a)(b)
1,570,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	1,634,420 (a)(b)
Williams Scotsman, Inc.
310,000	6.63%, due 6/15/2029	318,191 (a)
170,000	6.63%, due 4/15/2030	175,087 (a)
823,000	7.38%, due 10/1/2031	857,139 (a)(b)
25,329,021
Computers 1.7%
815,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	806,687 (a)
1,275,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	1,319,765 (a)(b)
1,295,000	CACI International, Inc., 6.38%, due 6/15/2033	1,324,854 (a)(b)
835,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	843,336 (a)
595,000	Science Applications International Corp., 5.88%, due 11/1/2033	586,872 (a)
4,881,514
Distribution - Wholesale 1.4%
560,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	556,424 (a)
380,000	Gates Corp., 6.88%, due 7/1/2029	390,920 (a)
990,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	999,104 (a)(b)
645,000	S&S Holdings LLC, 8.38%, due 10/1/2031	593,480 (a)
1,265,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,320,515 (a)(b)
3,860,443
Diversified Financial Services 5.6%
865,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	880,003 (a)
655,000	Freedom Mortgage Holdings LLC, 8.38%, due 4/1/2032	664,075 (a)
880,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	892,594 (a)(b)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Diversified Financial Services – cont'd
Jane Street Group/JSG Finance, Inc.
$925,000	7.13%, due 4/30/2031	$959,013 (a)(b)
500,000	6.13%, due 11/1/2032	502,629 (a)
635,000	6.75%, due 5/1/2033	652,342 (a)
Navient Corp.
615,000	5.50%, due 3/15/2029	591,093
240,000	7.88%, due 6/15/2032	231,020
OneMain Finance Corp.
650,000	6.63%, due 5/15/2029	661,203 (b)
470,000	5.38%, due 11/15/2029	463,302
455,000	7.13%, due 11/15/2031	461,392
705,000	7.13%, due 9/15/2032	714,910
PennyMac Financial Services, Inc.
685,000	7.13%, due 11/15/2030	694,007 (a)
870,000	5.75%, due 9/15/2031	827,931 (a)
265,000	6.88%, due 5/15/2032	262,091 (a)
700,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	728,973 (a)
1,125,000	Rocket Cos., Inc., 6.38%, due 8/1/2033	1,138,719 (a)(b)
535,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, due 10/15/2033	482,020 (a)
855,000	SLM Corp., 6.50%, due 1/31/2030	863,205 (b)
UWM Holdings LLC
1,280,000	6.63%, due 2/1/2030	1,228,498 (a)
870,000	6.25%, due 3/15/2031	806,796 (a)
1,260,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	1,302,907 (a)(b)
16,008,723
Electric 4.9%
Alpha Generation LLC
1,480,000	6.75%, due 10/15/2032	1,515,825 (a)(b)
1,065,000	6.25%, due 1/15/2034	1,057,720 (a)
580,000	Clearway Energy Operating LLC, 5.75%, due 1/15/2034	580,146 (a)
NRG Energy, Inc.
850,000	10.25%, due 3/15/2028	923,356 (a)(b)(e)(f)
655,000	6.00%, due 2/1/2033	660,064 (a)(b)
1,170,000	5.75%, due 1/15/2034	1,161,357 (a)(b)
250,000	5.88%, due 5/15/2034	249,101 (a)
600,000	6.00%, due 1/15/2036	595,894 (a)(b)
400,000	6.13%, due 5/15/2036	398,489 (a)
950,000	PG&E Corp., 6.85%, due 9/15/2056	949,810 (e)
Talen Energy Supply LLC
1,210,000	6.25%, due 2/1/2034	1,200,969 (a)(b)
1,205,000	6.50%, due 2/1/2036	1,209,563 (a)(b)
2,095,000	VoltaGrid LLC, 7.38%, due 11/1/2030	2,174,447 (a)(b)
1,135,000	XPLR Infrastructure Operating Partners LP, 7.75%, due 4/15/2034	1,189,651 (a)(b)
13,866,392
Electrical Components & Equipment 0.8%
625,000	EnerSys, 6.63%, due 1/15/2032	643,177 (a)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Electrical Components & Equipment – cont'd
WESCO Distribution, Inc.
$865,000	5.25%, due 4/15/2031	$864,461 (a)(b)
675,000	5.50%, due 4/15/2034	673,264 (a)(b)
2,180,902
Electronics 0.5%
1,435,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	1,480,606 (a)(b)
Engineering & Construction 1.0%
1,745,000	Artera Services LLC, 8.50%, due 2/15/2031	1,502,811 (a)
545,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	501,732 (a)
Global Infrastructure Solutions, Inc.
395,000	5.63%, due 6/1/2029	394,349 (a)
430,000	7.50%, due 4/15/2032	453,640 (a)
2,852,532
Entertainment 4.5%
Churchill Downs, Inc.
60,000	5.75%, due 4/1/2030	59,804 (a)
1,285,000	6.75%, due 5/1/2031	1,314,320 (a)(b)
Discovery Global Holdings, Inc.
1,860,000	4.28%, due 3/15/2032	1,684,658 (b)
1,510,000	5.05%, due 3/15/2042	1,077,430
345,000	5.14%, due 3/15/2052	225,975
2,150,000	Light & Wonder International, Inc., 6.25%, due 10/1/2033	2,132,182 (a)(b)
650,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	635,504 (a)(b)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
1,010,000	8.25%, due 4/15/2030	1,051,405 (a)(b)
395,000	11.88%, due 4/15/2031	423,915 (a)
675,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	652,585 (a)(b)
1,130,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	1,114,184 (a)(b)
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
335,000	6.50%, due 10/1/2028	335,940
520,000	5.25%, due 7/15/2029	500,263
930,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	945,485 (a)
630,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	641,207 (a)
165,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, due 3/15/2033	165,809 (a)
12,960,666
Environmental Control 1.1%
1,130,000	Luna 1.5 SARL, 12.00%, due 7/1/2032	1,200,735 (a)(b)(c)
1,905,000	Madison IAQ LLC, 5.88%, due 6/30/2029	1,899,845 (a)(b)
3,100,580
Food 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
275,000	5.50%, due 3/31/2031	273,472 (a)
865,000	5.63%, due 3/31/2032	853,337 (a)(b)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Food – cont'd
$905,000	6.25%, due 3/15/2033	$913,029 (a)(b)
1,080,000	5.75%, due 3/31/2034	1,051,399 (a)(b)
1,025,000	Chobani LLC/Chobani Finance Corp., Inc., 6.38%, due 4/15/2034	1,045,813 (a)(b)
885,000	Froneri Lux FinCo SARL, 6.00%, due 8/1/2032	875,292 (a)
Performance Food Group, Inc.
725,000	6.13%, due 9/15/2032	734,911 (a)(b)
750,000	5.63%, due 3/1/2034	734,371 (a)(b)
U.S. Foods, Inc.
345,000	7.25%, due 1/15/2032	358,854 (a)
285,000	5.75%, due 4/15/2033	286,046 (a)
7,126,524
Food Service 0.9%
TKC Holdings, Inc.
1,385,000	8.50%, due 8/15/2030	1,417,676 (a)
990,000	12.00%, due 2/15/2031	1,031,579 (a)
2,449,255
Forest Products & Paper 0.8%
900,000	Ahlstrom Holding 3 Oy, 4.88%, due 2/4/2028	881,556 (a)(b)
1,410,000	Magnera Corp., 7.25%, due 11/15/2031	1,320,162 (a)(b)
2,201,718
Healthcare - Services 6.1%
500,000	Acadia Healthcare Co., Inc., 5.00%, due 4/15/2029	489,263 (a)
Centene Corp.
1,445,000	4.63%, due 12/15/2029	1,408,728
705,000	3.38%, due 2/15/2030	655,113
CHS/Community Health Systems, Inc.
105,000	6.00%, due 1/15/2029	104,168 (a)
460,000	6.88%, due 4/15/2029	452,570 (a)
440,000	6.13%, due 4/1/2030	390,084 (a)
550,000	5.25%, due 5/15/2030	519,330 (a)
693,000	10.88%, due 1/15/2032	744,274 (a)
855,000	9.75%, due 1/15/2034	881,856 (a)
2,325,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	2,423,673 (a)(b)
LifePoint Health, Inc.
570,000	10.00%, due 6/1/2032	583,395 (a)
1,760,000	7.00%, due 5/1/2034	1,716,118 (a)
Molina Healthcare, Inc.
660,000	6.50%, due 2/15/2031	671,517 (a)
1,615,000	6.25%, due 1/15/2033	1,613,301 (a)(b)
1,060,000	Select Medical Corp., 6.25%, due 12/1/2032	1,029,289 (a)(b)
1,715,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	1,710,421 (a)(b)
1,855,000	Tenet Healthcare Corp., 6.00%, due 11/15/2033	1,874,921 (a)(b)
17,268,021
Home Builders 2.3%
465,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	463,078 (a)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Home Builders – cont'd
$605,000	Installed Building Products, Inc., 5.63%, due 2/1/2034	$601,999 (a)
K Hovnanian Enterprises, Inc.
740,000	8.00%, due 4/1/2031	746,179 (a)
540,000	8.38%, due 10/1/2033	542,503 (a)
575,000	KB Home, 7.25%, due 7/15/2030	587,120
415,000	LGI Homes, Inc., 7.00%, due 11/15/2032	397,721 (a)
1,540,000	Mattamy Group Corp., 6.00%, due 12/15/2033	1,478,501 (a)(b)
Shea Homes LP/Shea Homes Funding Corp.
490,000	4.75%, due 2/15/2028	484,201
265,000	4.75%, due 4/1/2029	256,699
1,105,000	Taylor Morrison Communities, Inc., 5.75%, due 11/15/2032	1,116,802 (a)(b)
6,674,803
Home Furnishings 0.1%
Whirlpool Corp.
160,000	6.13%, due 6/15/2030	156,901
265,000	6.50%, due 6/15/2033	253,807
410,708
Housewares 0.2%
Newell Brands, Inc.
280,000	8.50%, due 6/1/2028	292,590 (a)
175,000	6.63%, due 9/15/2029	174,880
467,470
Insurance 1.8%
Acrisure LLC/Acrisure Finance, Inc.
820,000	7.50%, due 11/6/2030	832,730 (a)(b)
265,000	6.75%, due 7/1/2032	261,081 (a)
730,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	711,817 (a)
HUB International Ltd.
1,355,000	7.25%, due 6/15/2030	1,401,708 (a)(b)
855,000	7.38%, due 1/31/2032	875,837 (a)(b)
1,000,000	USI, Inc., 7.50%, due 1/15/2032	1,028,611 (a)(b)
5,111,784
Internet 0.6%
455,000	Rakuten Group, Inc., 9.75%, due 4/15/2029	499,140 (a)
Wayfair LLC
510,000	7.25%, due 10/31/2029	522,635 (a)
740,000	6.75%, due 11/15/2032	748,145 (a)
1,769,920
Investment Companies 0.4%
1,060,000	FS KKR Capital Corp., 3.13%, due 10/12/2028	993,029
Iron - Steel 1.7%
640,000	Carpenter Technology Corp., 5.63%, due 3/1/2034	640,385 (a)(b)
Cleveland-Cliffs, Inc.
805,000	6.88%, due 11/1/2029	820,323 (a)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Iron - Steel – cont'd
$675,000	7.50%, due 9/15/2031	$689,301 (a)
835,000	7.00%, due 3/15/2032	834,479 (a)
Mineral Resources Ltd.
810,000	7.00%, due 4/1/2031	840,754 (a)(b)
395,000	6.00%, due 5/1/2032	391,938 (a)
760,000	6.25%, due 5/1/2034	750,445 (a)
4,967,625
Leisure Time 3.5%
950,000	Acushnet Co., 5.63%, due 12/1/2033	954,414 (a)(b)
Carnival Corp.
1,090,000	5.88%, due 6/15/2031	1,105,504 (a)(b)
1,630,000	6.13%, due 2/15/2033	1,653,895 (a)(b)
975,000	Lindblad Expeditions LLC, 7.00%, due 9/15/2030	1,001,600 (a)(b)
2,000,000	NCL Corp. Ltd., 6.75%, due 2/1/2032	1,990,187 (a)(b)
1,455,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	1,463,931 (a)(b)
1,585,000	Viking Cruises Ltd., 5.88%, due 10/15/2033	1,589,028 (a)(b)
230,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	229,850 (a)
9,988,409
Lodging 0.4%
495,000	Travel & Leisure Co., 6.13%, due 9/1/2033	490,538 (a)
580,000	Wyndham Hotels & Resorts, Inc., 5.63%, due 3/1/2033	573,944 (a)
1,064,482
Machinery - Construction & Mining 1.3%
1,865,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	1,994,071 (a)(b)
1,535,000	Terex Corp., 6.25%, due 10/15/2032	1,560,123 (a)(b)
3,554,194
Machinery - Diversified 1.5%
2,030,000	Columbus McKinnon Corp., 7.13%, due 2/1/2033	2,041,581 (a)(b)
685,000	Esab Corp., 5.63%, due 4/1/2031	691,308 (a)(b)
1,665,000	Lsf12 Helix Parent LLC, 7.13%, due 2/1/2033	1,625,270 (a)(b)
4,358,159
Media 7.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
1,020,000	5.38%, due 6/1/2029	1,003,537 (a)(b)
65,000	6.38%, due 9/1/2029	65,113 (a)
735,000	4.75%, due 3/1/2030	696,728 (a)(b)
1,090,000	4.25%, due 2/1/2031	990,006 (a)(b)
830,000	7.38%, due 3/1/2031	840,144 (a)(b)
355,000	4.75%, due 2/1/2032	317,878 (a)
835,000	4.50%, due 5/1/2032	733,262
1,045,000	7.00%, due 2/1/2033	1,030,091 (a)(b)
625,000	4.50%, due 6/1/2033	536,941 (a)
710,000	4.25%, due 1/15/2034	595,516 (a)
530,000	7.38%, due 2/1/2036	519,590 (a)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Media – cont'd
CSC Holdings LLC
$750,000	5.50%, due 4/15/2027	$632,659 (a)
570,000	5.38%, due 2/1/2028	425,548 (a)
710,000	7.50%, due 4/1/2028	376,385 (a)
910,000	11.25%, due 5/15/2028	740,094 (a)(b)
1,130,000	11.75%, due 1/31/2029	809,178 (a)(b)
470,000	6.50%, due 2/1/2029	292,597 (a)
1,030,000	5.75%, due 1/15/2030	365,715 (a)(b)
275,000	4.50%, due 11/15/2031	160,338 (a)
355,000	Discovery Communications LLC, 4.13%, due 5/15/2029	346,146
DISH DBS Corp.
1,460,000	7.38%, due 7/1/2028	1,425,819 (b)
950,000	5.75%, due 12/1/2028	933,366 (a)
545,000	5.13%, due 6/1/2029	501,835
EchoStar Corp.
1,275,000	10.75%, due 11/30/2029	1,384,334 (b)
340,756	6.75% Cash/6.75% PIK, due 11/30/2030	345,737 (c)
McGraw-Hill Education, Inc.
340,000	8.00%, due 8/1/2029	340,118 (a)
650,000	7.38%, due 9/1/2031	671,600 (a)
1,115,000	Midcontinent Communications, 8.00%, due 8/15/2032	1,049,358 (a)
635,000	Nexstar Media, Inc., 6.50%, due 9/15/2033	639,887 (a)
Paramount Global
300,000	7.88%, due 7/30/2030	319,233
640,000	4.95%, due 1/15/2031	603,718
650,000	6.88%, due 4/30/2036	604,664
505,000	4.38%, due 3/15/2043	322,038
440,000	5.85%, due 9/1/2043	322,990
485,000	4.90%, due 8/15/2044	318,053
21,260,216
Mining 3.9%
1,645,000	Capstone Copper Corp., 6.75%, due 3/31/2033	1,674,085 (a)(b)
880,000	Century Aluminum Co., 6.88%, due 8/1/2032	910,968 (a)(b)
310,000	Constellium SE, 6.38%, due 8/15/2032	317,897 (a)
First Quantum Minerals Ltd.
845,000	8.00%, due 3/1/2033	887,875 (a)
670,000	7.25%, due 2/15/2034	688,838 (a)
440,000	6.38%, due 2/15/2036	432,550 (a)
300,000	Fortescue Treasury Pty. Ltd., 6.13%, due 4/15/2032	310,044 (a)
1,370,000	Kaiser Aluminum Corp., 5.88%, due 3/1/2034	1,372,143 (a)(b)
Novelis Corp.
1,560,000	4.75%, due 1/30/2030	1,494,453 (a)(b)
235,000	6.88%, due 1/30/2030	240,926 (a)
1,660,000	Skeena Resources Ltd., 8.50%, due 4/1/2031	1,737,970 (a)(b)
985,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	1,031,143 (a)(b)
11,098,892

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Miscellaneous Manufacturer 1.9%
$1,615,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	$1,642,959 (a)(b)
1,220,000	Avient Corp., 6.25%, due 11/1/2031	1,237,718 (a)(b)
460,000	Axon Enterprise, Inc., 6.25%, due 3/15/2033	472,034 (a)
1,015,937	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	1,030,663 (a)(b)(c)
1,055,000	Enpro, Inc., 6.13%, due 6/1/2033	1,075,165 (a)(b)
5,458,539
Oil & Gas 6.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
635,000	5.88%, due 6/30/2029	635,811 (a)
1,120,000	6.63%, due 10/15/2032	1,149,307 (a)(b)
1,545,000	BKV Upstream Midstream LLC, 7.50%, due 10/15/2030	1,581,813 (a)(b)
Caturus Energy LLC
1,480,000	8.50%, due 2/15/2030	1,547,450 (a)(b)
515,000	7.13%, due 5/15/2031	516,420 (a)
Crescent Energy Finance LLC
385,000	7.63%, due 4/1/2032	396,426 (a)
660,000	7.38%, due 1/15/2033	675,479 (a)
670,000	8.38%, due 1/15/2034	708,579 (a)
750,000	DBR Land Holdings LLC, 6.25%, due 12/1/2030	767,812 (a)(b)
Hilcorp Energy I LP/Hilcorp Finance Co.
503,000	5.75%, due 2/1/2029	502,687 (a)
680,000	6.00%, due 4/15/2030	677,307 (a)
428,000	6.00%, due 2/1/2031	422,991 (a)
585,000	8.38%, due 11/1/2033	625,542 (a)
355,000	6.88%, due 5/15/2034	356,763 (a)
735,000	7.25%, due 2/15/2035	749,620 (a)
980,000	Infinity Natural Resources LLC, 7.63%, due 4/1/2031	996,568 (a)
Matador Resources Co.
625,000	6.50%, due 4/15/2032	638,227 (a)
185,000	6.25%, due 4/15/2033	188,139 (a)
545,000	6.00%, due 4/15/2034	547,071 (a)
605,000	Northern Oil & Gas, Inc., 7.88%, due 10/15/2033	627,019 (a)
645,000	Permian Resources Operating LLC, 6.25%, due 2/1/2033	660,404 (a)(b)
400,000	SM Energy Co., 8.63%, due 11/1/2030	423,110 (a)
795,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	784,182 (a)
Transocean International Ltd.
1,360,000	8.25%, due 5/15/2029	1,412,055 (a)(b)
795,000	8.50%, due 5/15/2031	840,691 (a)
625,000	7.88%, due 10/15/2032	669,715 (a)
19,101,188
Oil & Gas Services 2.6%
765,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	787,152 (a)(b)
Kodiak Gas Services LLC
85,000	5.88%, due 4/1/2031	85,618 (a)
735,000	6.50%, due 10/1/2033	751,833 (a)(b)
735,000	6.75%, due 10/1/2035	763,470 (a)(b)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Oil & Gas Services – cont'd
$1,955,000	Star Holding LLC, 8.75%, due 8/1/2031	$1,994,751 (a)(b)
USA Compression Partners LP/USA Compression Finance Corp.
1,050,000	7.13%, due 3/15/2029	1,085,106 (a)(b)
330,000	6.25%, due 10/1/2033	333,007 (a)
WBI Operating LLC
705,000	6.25%, due 10/15/2030	714,806 (a)(b)
925,000	6.50%, due 10/15/2033	934,953 (a)
7,450,696
Packaging & Containers 6.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2,370,000	4.00%, due 9/1/2029	2,218,117 (a)(b)
485,000	6.25%, due 1/30/2031	488,301 (a)
335,000	Canpack Group, Inc./CANPACK SA, 6.00%, due 5/15/2031	335,157 (a)
Clydesdale Acquisition Holdings, Inc.
720,000	6.88%, due 1/15/2030	703,945 (a)
610,000	6.75%, due 4/15/2032	573,898 (a)
520,000	Graphic Packaging International LLC, 6.38%, due 7/15/2032	518,979 (a)(g)
Mauser Packaging Solutions Holding Co.
1,210,000	7.88%, due 4/15/2030	1,223,510 (a)(b)
2,835,000	9.25%, due 4/15/2030	2,701,928 (a)(b)
Sword Purchaser LLC
1,755,000	8.25%, due 4/15/2033	1,795,643 (a)(b)
1,510,000	10.50%, due 4/15/2034	1,536,463 (a)
735,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 5/15/2030	644,083 (a)
1,590,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	1,594,741 (a)(b)
Trivium Packaging Finance BV
1,115,000	8.25%, due 7/15/2030	1,162,598 (a)
1,565,000	12.25%, due 1/15/2031	1,706,287 (a)(b)
17,203,650
Pharmaceuticals 2.1%
2,944,000	1261229 BC Ltd., 10.00%, due 4/15/2032	3,040,498 (a)(b)
355,000	Adapthealth LLC, 6.13%, due 8/1/2028	354,933 (a)
Bausch Health Cos., Inc.
550,000	5.00%, due 1/30/2028	470,250 (a)
424,000	4.88%, due 6/1/2028	398,276 (a)
420,000	11.00%, due 9/30/2028	436,800 (a)
170,000	5.00%, due 2/15/2029	122,890 (a)
90,000	5.25%, due 1/30/2030	58,591 (a)
645,000	Grifols SA, 4.75%, due 10/15/2028	635,960 (a)(b)
Organon & Co./Organon Foreign Debt Co-Issuer BV
185,000	6.75%, due 5/15/2034	195,054 (a)
180,000	7.88%, due 5/15/2034	192,842 (a)
5,906,094
Pipelines 9.8%
1,500,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	1,538,202 (a)(b)
830,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, due 12/15/2033	882,485 (a)(b)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Pipelines – cont'd
Energy Transfer LP
$185,000	8.00%, due 5/15/2054	$196,105 (e)
160,000	7.13%, due 10/1/2054	164,276 (e)
730,000	6.50%, due 2/15/2056	731,967 (e)
565,000	6.75%, due 2/15/2056	569,060 (e)
1,125,000	Excelerate Energy LP, 8.00%, due 5/15/2030	1,193,050 (a)(b)
Genesis Energy LP/Genesis Energy Finance Corp.
310,000	8.25%, due 1/15/2029	322,201
978,000	7.88%, due 5/15/2032	1,025,319
965,000	8.00%, due 5/15/2033	1,015,895
1,050,000	6.75%, due 3/15/2034	1,057,580 (b)
780,000	Global Partners LP/GLP Finance Corp., 7.13%, due 7/1/2033	799,375 (a)
2,175,000	Golar LNG Ltd., 7.50%, due 10/2/2030	2,228,699 (a)(b)
235,000	Harvest Midstream I LP, 7.50%, due 5/15/2032	244,670 (a)
Howard Midstream Energy Partners LLC
1,320,000	7.38%, due 7/15/2032	1,376,441 (a)(b)
585,000	6.63%, due 1/15/2034	595,117 (a)
260,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	260,880 (a)
NGL Energy Operating LLC/NGL Energy Finance Corp.
1,120,000	8.13%, due 2/15/2029	1,160,967 (a)(b)
315,000	8.38%, due 2/15/2032	330,621 (a)
Rockies Express Pipeline LLC
865,000	6.75%, due 3/15/2033	901,871 (a)(b)
435,000	7.50%, due 7/15/2038	458,374 (a)
730,000	6.88%, due 4/15/2040	737,215 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
450,000	7.38%, due 2/15/2029	463,604 (a)
220,000	6.00%, due 12/31/2030	221,167 (a)
215,000	6.00%, due 9/1/2031	216,178 (a)
910,000	6.75%, due 3/15/2034	929,825 (a)
515,000	Venture Global Calcasieu Pass LLC, 6.00%, due 5/1/2036	519,008 (a)
Venture Global LNG, Inc.
775,000	9.50%, due 2/1/2029	845,809 (a)(b)
1,200,000	9.00%, due 9/30/2029	1,186,851 (a)(e)(f)
605,000	7.00%, due 1/15/2030	622,320 (a)
1,320,000	8.38%, due 6/1/2031	1,376,277 (a)(b)
870,000	9.88%, due 2/1/2032	933,384 (a)
Venture Global Plaquemines LNG LLC
580,000	6.13%, due 12/15/2030	598,141 (a)
452,000	7.50%, due 5/1/2033	501,251 (a)
475,000	6.50%, due 1/15/2034	497,563 (a)
365,000	6.50%, due 6/15/2034	381,948 (a)
453,000	7.75%, due 5/1/2035	509,496 (a)
475,000	6.75%, due 1/15/2036	504,944 (a)
28,098,136
Real Estate 0.2%
495,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	515,680 (a)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Real Estate Investment Trusts 4.1%
$1,325,000	Blackstone Mortgage Trust, Inc., 7.75%, due 12/1/2029	$1,405,479 (a)(b)
Brandywine Operating Partnership LP
1,060,000	8.88%, due 4/12/2029	1,109,390 (b)
180,000	6.13%, due 1/15/2031	167,523
865,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	859,456 (a)
935,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	912,622 (a)(b)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
655,000	5.88%, due 10/1/2028	653,433 (a)(b)
165,000	4.88%, due 5/15/2029	160,503 (a)
690,000	7.00%, due 2/1/2030	704,444 (a)(b)
645,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	655,439 (a)(b)
RHP Hotel Properties LP/RHP Finance Corp.
635,000	6.50%, due 6/15/2033	654,058 (a)(b)
645,000	5.75%, due 3/15/2034	641,135 (a)(b)
1,290,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,218,918 (a)(b)
Starwood Property Trust, Inc.
490,000	5.25%, due 10/15/2028	487,658 (a)
1,140,000	6.50%, due 7/1/2030	1,167,982 (a)(b)
580,000	6.50%, due 10/15/2030	596,533 (a)
445,000	XHR LP, 4.88%, due 6/1/2029	436,771 (a)
11,831,344
Retail 5.5%
Advance Auto Parts, Inc.
860,000	7.00%, due 8/1/2030	887,155 (a)
805,000	7.38%, due 8/1/2033	830,623 (a)
Bath & Body Works, Inc.
810,000	6.88%, due 11/1/2035	799,031
265,000	6.75%, due 7/1/2036	257,712
945,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	993,655 (a)(b)
340,000	Group 1 Automotive, Inc., 4.00%, due 8/15/2028	331,029 (a)
LCM Investments Holdings II LLC
335,000	4.88%, due 5/1/2029	327,981 (a)
705,000	8.25%, due 8/1/2031	738,540 (a)(b)
1,150,000	Macy's Retail Holdings LLC, 7.38%, due 8/1/2033	1,197,861 (a)(b)
Michaels Cos., Inc.
1,375,000	8.50%, due 3/15/2033	1,357,881 (a)(b)
1,140,000	11.00%, due 3/15/2034	1,100,104 (a)
Nordstrom, Inc.
170,000	4.38%, due 4/1/2030	161,545
395,000	4.25%, due 8/1/2031	363,599
780,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	787,704 (a)
PetSmart LLC/PetSmart Finance Corp.
1,460,000	7.50%, due 9/15/2032	1,478,394 (a)(b)
485,000	10.00%, due 9/15/2033	489,887 (a)
1,625,000	QXO Building Products, Inc., 6.75%, due 4/30/2032	1,657,566 (a)(b)
345,000	Staples, Inc., 10.75%, due 9/1/2029	329,768 (a)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Retail – cont'd
$1,605,000	White Cap Supply Holdings LLC, 7.38%, due 11/15/2030	$1,622,893 (a)(b)
15,712,928
Semiconductors 0.4%
1,235,000	Amkor Technology, Inc., 5.88%, due 10/1/2033	1,241,712 (a)(b)
Software 4.4%
970,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	935,694 (a)(b)
Cloud Software Group, Inc.
1,615,000	6.50%, due 3/31/2029	1,572,454 (a)(b)
525,000	9.00%, due 9/30/2029	515,490 (a)
75,000	8.25%, due 6/30/2032	71,253 (a)
CoreWeave, Inc.
1,515,000	9.00%, due 2/1/2031	1,505,394 (a)(b)
2,450,000	9.75%, due 10/1/2031	2,464,187 (a)(b)
Fair Isaac Corp.
715,000	6.00%, due 5/15/2033	705,150 (a)
685,000	6.25%, due 9/15/2034	674,278 (a)
OAK-Eagle Acquireco, Inc.
2,505,000	7.25%, due 7/1/2033	2,581,192 (a)(b)
1,585,000	8.75%, due 7/1/2034	1,649,394 (a)
12,674,486
Telecommunications 12.0%
420,000	Altice France Lux 3/Altice Holdings 1, 10.00%, due 1/15/2033	415,434 (a)
Altice France SA
800,306	9.50%, due 11/1/2029	816,988 (a)(b)
641,250	6.88%, due 10/15/2030	630,402 (a)
555,000	6.50%, due 10/15/2031	544,540 (a)
265,000	6.50%, due 4/15/2032	260,637 (a)
893,750	6.88%, due 7/15/2032	879,146 (a)(b)
955,000	APLD ComputeCo 2 LLC, 6.75%, due 3/15/2031	945,503 (a)
Bell Telephone Co. of Canada or Bell Canada
675,000	6.88%, due 9/15/2055	692,516 (b)(e)
1,030,000	7.00%, due 9/15/2055	1,068,884 (b)(e)
1,855,000	Black Pearl Compute LLC, 6.13%, due 2/15/2031	1,882,060 (a)(b)
915,000	Cipher Compute LLC, 7.13%, due 11/15/2030	948,406 (a)
1,430,000	Core Scientific Finance I LLC, 7.75%, due 5/15/2031	1,426,431 (a)(h)
Fibercop SpA
705,000	6.38%, due 11/15/2033	704,119 (a)(b)
485,000	6.00%, due 9/30/2034	465,093 (a)
695,000	7.20%, due 7/18/2036	693,263 (a)
165,000	7.72%, due 6/4/2038	165,437 (a)
635,000	Iliad Holding SAS, 7.00%, due 4/15/2032	644,686 (a)
Level 3 Financing, Inc.
120,000	3.75%, due 7/15/2029	112,606 (a)
365,000	6.88%, due 6/30/2033	376,692 (a)
1,230,000	7.00%, due 3/31/2034	1,275,789 (a)(b)
1,735,000	8.50%, due 1/15/2036	1,858,204 (a)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Telecommunications – cont'd
$405,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	$388,800 (a)
2,710,000	Meridian Arc Holdco LLC, 6.25%, due 4/30/2031	2,709,383 (a)(b)
2,165,000	PR RNO Property Owner 1 LLC, 6.50%, due 5/1/2031	2,145,978 (a)(h)
Rogers Communications, Inc.
965,000	7.00%, due 4/15/2055	984,966 (e)
1,115,000	7.13%, due 4/15/2055	1,150,246 (b)(e)
2,725,000	SV RNO Property Owner 1 LLC, 5.88%, due 3/1/2031	2,673,630 (a)(b)
Telecom Italia Capital SA
230,000	6.38%, due 11/15/2033	241,368
230,000	6.00%, due 9/30/2034	236,535
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
1,880,000	6.50%, due 2/15/2029	1,847,130 (a)(b)
645,000	8.63%, due 6/15/2032	675,060 (a)
675,000	Uniti Services LLC, 7.50%, due 10/15/2033	710,678 (a)(b)
870,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	752,634 (a)
1,565,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	1,655,297 (a)(b)
Zayo Group Holdings, Inc.
826,675	5.75% Cash/0.50% PIK, due 3/9/2030	827,088 (a)(b)(c)
461,916	7.13% Cash/1.88% PIK, due 9/9/2030	455,449 (a)(c)
34,261,078
Transportation 0.6%
1,745,000	XPO, Inc., 7.13%, due 2/1/2032	1,819,724 (a)(b)
Trucking & Leasing 0.3%
FTAI Aviation Investors LLC
210,000	7.88%, due 12/1/2030	220,495 (a)
555,000	7.00%, due 5/1/2031	574,382 (a)(b)
794,877

Total Corporate Bonds (Cost $406,551,368)		407,690,685
Loan Assignments(i) 1.4%
Health Care Providers & Services 0.6%
946,525	Aveanna Healthcare LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.40%, due 9/17/2032	948,181 (j)(k)
782,565	National Mentor Holdings, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 6.00%), 9.65%, due 12/12/2030	785,336 (j)(k)
1,733,517
Hotels, Restaurants & Leisure 0.6%
Catawba Nation Gaming Authority
445,000	Term Loan B, (3 mo. USD Term SOFR), due 3/29/2032	446,727 (j)(k)
1,465,000	Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.41%, due 3/29/2032	1,470,684 (j)(k)
1,917,411

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Machinery 0.2%
$492,604	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 9.96%, due 5/21/2029	$492,298

Total Loan Assignments (Cost $4,111,681)		4,143,226
Number of Shares
Common Stocks 0.1%
Diversified Telecommunication Services 0.1%
8,466	Luxco Co. Ltd. (Cost $177,959)	172,392 *
Short-Term Investments 1.6%
Investment Companies 1.6%
4,577,007	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.60%(l) (Cost $4,577,007)	4,577,007
Total Investments 145.9% (Cost $415,418,015)		416,583,310
Liabilities Less Other Assets (31.9)%		(91,138,516)
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $9,644) (14.0)%		(39,990,356)(m)
Net Assets Applicable to Common Stockholders 100.0%		$285,454,438

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2026, these securities amounted to $369,109,367, which represents 129.3% of net assets applicable to common stockholders of the Fund.

(b)	All or a portion of this security is pledged with the custodian in connection with the Fund's loans payable outstanding.
(c)	Payment-in-kind (PIK) security.
(d)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
April 30, 2026.

(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	All or a portion of this security is pledged as collateral for reverse repurchase agreements.
(h)	When-issued security. Total value of all such securities at April 30, 2026 amounted to $3,572,409, which represents 1.3% of net assets applicable to common stockholders of the Fund.

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

(i)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2026 and changes periodically.
(j)	All or a portion of this security was purchased on a delayed delivery basis.
(k)	All or a portion of this security had not settled as of April 30, 2026 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(l)	Represents 7-day effective yield as of April 30, 2026.
(m)	Fair valued as of April 30, 2026 in accordance with procedures approved by the valuation designee.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$362,065,148	126.8%
Canada	17,669,609	6.2%
France	5,222,407	1.8%
Germany	4,818,579	1.7%
Luxembourg	3,415,342	1.2%
Netherlands	2,868,885	1.0%
Italy	2,505,815	0.9%
Australia	2,293,181	0.8%
Republic of Cameroon	2,228,699	0.8%
Japan	2,143,810	0.7%
Zambia	2,009,263	0.7%
United Kingdom	1,627,926	0.6%
Cayman Islands	892,594	0.3%
Finland	881,556	0.3%
Denmark	727,529	0.3%
Spain	635,960	0.2%
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $9,644)	(39,990,356)	(14.0)%
Short-Term Investments and Other Liabilities—Net	(86,561,509)	(30.3)%
	$285,454,438	100.0%
Reverse Repurchase Agreements
At April 30, 2026, open positions in reverse repurchase agreements for the Fund were as follows:

Counterparty	Trade Date	Maturity Date(a)	Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest	Type of Underlying Collateral	Value of Securities Pledged as Collateral	Remaining Contractual Maturity of the Agreements(a)
Morgan Stanley	3/16/2026	Open/Demand	0.60%	$290,095	$290,313	Corporate Bonds	$324,362	Overnight and Continuous

(a)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

For the six months ended April 30, 2026, the average interest rate paid and the average principal amount were 0.60% and $290,095, respectively.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds#	$—	$407,690,685	$—	$407,690,685
Loan Assignments#	—	4,143,226	—	4,143,226
Common Stocks#	—	172,392	—	172,392
Short-Term Investments	—	4,577,007	—	4,577,007
Total Investments	$—	$416,583,310	$—	$416,583,310

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s Mandatory Redeemable Preferred Shares and Reverse Repurchase Agreements as of April 30, 2026:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Mandatory Redeemable Preferred Shares(a)	$—	$(40,000,000)	$—	$(40,000,000)
Reverse Repurchase Agreements	—	(290,313)	—	(290,313)
Total Other Financial Instruments	$—	$(40,290,313)	$—	$(40,290,313)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

Neuberger High Yield Strategies Fund Inc.
April 30, 2026
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$416,583,310
Foreign currency(b)	7
Interest receivable	6,759,116
Receivable for securities sold	5,051,721
Prepaid offering costs (Notes A & E)	322,301
Prepaid expenses and other assets	6,044
Total Assets	428,722,499
Liabilities
Loans payable (Note A)	94,000,000
Mandatory Redeemable Preferred Shares, Series D (net of unamortized deferred issuance cost of $9,644) ($100,000 liquidation preference per share; 400 shares issued and outstanding) (Note A)	39,990,356
Distributions payable—preferred shares	5,456
Distributions payable—common stock	41,434
Interest payable for reverse repurchase agreements	218
Payable for reverse repurchase agreements (Note A)	290,095
Payable to investment manager (Note B)	174,185
Payable for securities purchased	7,623,016
Payable to administrator (Note B)	14,515
Payable to directors	3,107
Payable for organization costs	709,413
Interest payable (Note A)	272,480
Other accrued expenses and payables	143,786
Total Liabilities	143,268,061
Net Assets applicable to Common Stockholders	$285,454,438
Net Assets applicable to Common Stockholders consist of:
Paid-in capital—common stock	$345,600,992
Total distributable earnings/(losses)	(60,146,554)
Net Assets applicable to Common Stockholders	$285,454,438
Shares of Common Stock Outstanding ($0.0001 par value; 992,396,700 shares authorized)	41,855,793
Net Asset Value Per Share of Common Stock Outstanding	$6.82
*Cost of Investments:
(a) Unaffiliated issuers	$415,418,015
(b) Total cost of foreign currency	$7

See Notes to Financial Statements

Statement of Operations (Unaudited)

Neuberger High Yield Strategies Fund Inc.
For the Six Months Ended April 30, 2026
Investment Income:
Income (Note A):
Interest income—unaffiliated issuers	$11,623,656
Other income	12,409
Total income	$11,636,065
Expenses:
Investment management fees (Note B)	992,425
Administration fees (Note B)	82,702
Audit fees	27,236
Basic maintenance (Note A)	6,199
Custodian and accounting fees	40,238
Insurance	4,856
Legal fees	65,613
Stockholder reports	17,701
Stock exchange listing fees	4,243
Stock transfer agent fees	10,879
Distributions to mandatory redeemable preferred shareholders and amortization of offering costs (Note A)	1,096,461
Directors' fees and expenses	32,276
Interest expense on reverse repurchase agreements (Note A)	218
Interest (Note A)	1,556,832
Miscellaneous and other fees	24,657
Total expenses	3,962,536
Net investment income/(loss)	$7,673,529
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(252,907)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(3,401,215)
Net gain/(loss) on investments	(3,654,122)
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	$4,019,407

See Notes to Financial Statements

Statements of Changes in Net Assets

	Neuberger High Yield Strategies Fund Inc.
	Six Months Ended	Fiscal Year Ended
	April 30, 2026 (Unaudited)	October 31, 2025
Increase/(Decrease) in Net Assets Applicable to Common Stockholders:
From Operations (Note A):
Net investment income/(loss)	$7,673,529	$15,389,418
Net realized gain/(loss) on investments	(252,907)	3,432,940
Change in net unrealized appreciation/(depreciation) of investments	(3,401,215)	1,393,734
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	4,019,407	20,216,092
Distributions to Common Stockholders From (Note A):
Distributable earnings	(17,039,959)	(15,446,563)
Tax return of capital	—	(17,780,173)
Total distributions to Common Stockholders	(17,039,959)	(33,226,736)
From Capital Share Transactions (Note D):
Proceeds from rights offering, net of offering costs (Note E)	64,867,595 (a)	—
Proceeds from at-the-market offering, net of offering costs (Note E)	195,967 (b)	11,817,925 (b)
Proceeds from reinvestment of dividends and distributions	121,478	342,407
Total net proceeds from capital share transactions	65,185,040	12,160,332
Net Increase/(Decrease) in Net Assets Applicable to Common Stockholders	52,164,488	(850,312)
Net Assets Applicable to Common Stockholders:
Beginning of period	233,289,950	234,140,262
End of period	$285,454,438	$233,289,950

(a)	Net of offering costs and related expenses of $767,519 for the six months ended April 2026.
(b)	Net of offering costs and related expenses of $407 for the six months ended April 30, 2026 and $51,422 for the year ended October 31, 2025.

See Notes to Financial Statements

Statement of Cash Flows (Unaudited)

Neuberger High Yield Strategies Fund Inc.
For the Six Months Ended April 30, 2026
Increase/(Decrease) in cash:
Cash flows from operating activities:
Net increase in net assets applicable to Common Stockholders resulting from operations	$4,019,407
Adjustments to reconcile net increase in net assets applicable to Common Stockholders resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities:
Purchase of investment securities	(221,671,763)
Proceeds from disposition of investment securities	128,470,725
Purchase/sale of short-term investment securities, net	7,023,851
Decrease in prepaid offering costs	21,863
Increase in interest receivable	(1,486,796)
Decrease in unamortized deferred issuance cost	11,560
Decrease in prepaid expenses and other assets	19,022
Increase in receivable for securities sold	(4,736,971)
Increase in distributions payable on preferred shares	1,423
Increase in payable for securities purchased	2,923,586
Increase in interest payable	2,605
Decrease in interest payable for reverse repurchase agreements	(1,777)
Net amortization/(accretion) of premium/(discount) on investments	(218,278)
Increase in payable to investment manager	3,448
Decrease in payable to directors	(441)
Increase in payable to administrator	287
Increase in payable for organization costs	709,413
Decrease in other accrued expenses and payables	(20,511)
Unrealized depreciation on investment securities of unaffiliated issuers	3,401,215
Net realized loss from transactions in investment securities of unaffiliated issuers	252,907
Net cash provided by (used in) operating activities	$(81,275,225)
Cash flows from financing activities:
Cash distributions paid on common stock	(16,877,047)
Cash receipt from loan borrowings	33,000,000
Net proceeds from rights offering	64,867,595
Reverse repurchase agreements	290,095
Net proceeds from at-the-market offering	195,967
Net cash provided by (used in) financing activities	$81,476,610
Net increase/(decrease) in cash and restricted cash	201,385
Cash:
Cash, foreign currency and restricted cash, if any, at beginning of period	(201,378)
Cash, foreign currency and restricted cash, if any, at end of period	$7
Supplemental disclosure
Cash paid for interest	$1,554,227

See Notes to Financial Statements

Notes to Financial Statements High Yield Strategies Fund Inc. (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger High Yield Strategies Fund Inc. (the "Fund") (formerly, Neuberger Berman High Yield Strategies Fund Inc.) was organized as a Maryland corporation on March 18, 2010, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company.

Under the 1940 Act, the status of a fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund. The Fund is currently a diversified fund. The Fund’s Board of Directors (the "Board") may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of stockholders.
Effective December 18, 2025, the Fund's name was changed from Neuberger Berman High Yield Strategies Fund Inc. to Neuberger High Yield Strategies Fund Inc.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of the Fund's Mandatory Redeemable Preferred Shares is estimated to be their liquidation preference (Level 2 inputs).
The value of reverse repurchase agreements is determined by Management primarily by obtaining valuations from independent pricing services, which are evaluated at par (Level 2 inputs) in line with market conventions.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended April 30, 2026, was $7,121.

4
Income tax information: It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its stockholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to stockholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at April 30, 2026 was $415,571,239. The estimated gross unrealized appreciation was $4,497,253 and estimated gross unrealized depreciation was $3,485,182 resulting in net unrealized appreciation value of investments of $1,012,071 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of common stock of the Fund. For the year ended October 31, 2025, the Fund recorded permanent reclassifications primarily related to non-deductible stock issuance costs and prior year true up adjustments. For the year ended October 31, 2025, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Total Distributable Earnings/(Losses)
$(25,711)	$25,711

The tax character of distributions paid during the years ended October 31, 2025, and October 31, 2024, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
2025	2024	2025	2024	2025	2024	2025	2024
$17,880,496	$16,705,992	$—	$—	$17,780,173	$15,178,989	$35,660,669	$31,884,981

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$—	$4,413,286	$(51,537,931)	$(1,357)	$(47,126,002)
The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and recognized on wash sales, timing differences of fund level distributions and amortization of bond premium.
To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2025, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

Capital Loss Carryforwards
Long-Term	Short-Term
$50,422,425	$1,115,506
During the year ended October 31, 2025, the Fund had utilized capital loss carryforwards of $3,102,263.
5
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

6
Distributions to common stockholders: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare and pay monthly distributions to common stockholders. The Fund has adopted a policy to pay common stockholders a stable monthly distribution. The Fund’s ability to satisfy its policy will depend on a number of factors, including the amount and stability of income received from its investments, the availability of capital gains, distributions paid on any preferred shares, interest paid on any loans and the level of other Fund fees and expenses. In an effort to maintain a stable monthly distribution amount, the Fund may pay distributions consisting of net investment income, net realized gains and paid-in capital. There is no assurance that the Fund will always be able to pay distributions of a particular size, or that distributions will consist solely of net investment income and net realized capital gains. The composition of the Fund’s distributions for the calendar year 2026 will be reported to Fund stockholders on IRS Form 1099-DIV. The Fund may pay distributions in excess of those required by its stable distribution policy to avoid excise tax or to satisfy the requirements of Subchapter M of the U.S. Internal Revenue Code. Distributions to common stockholders are recorded on the ex-date. Net realized capital gains, if any, will be offset to the extent of any available capital loss carryforwards. Any such offset will not reduce the level of the stable distribution paid by the Fund. Distributions to preferred stockholders are accrued and determined as described in Note A-8.

On April 30, 2026, the Fund declared a monthly distribution to common stockholders in the amount of $0.0905 per share, payable on May 29, 2026 to stockholders of record on May 15, 2026, with an ex-date of May 15, 2026. Subsequent to April 30, 2026, the Fund declared a monthly distribution on May 29, 2026 to common stockholders in the amount of $0.0905 per share, payable on June 30, 2026 to stockholders of record on June 15, 2026, with an ex-date of June 15, 2026.
7
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies that are not directly attributable to a particular investment company (e.g., the Fund) are allocated among the Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.

8
Financial leverage: In September 2013, the Fund issued privately placed notes ("2013 PNs") with an aggregate principal value of $90,000,000 and Mandatory Redeemable Preferred Shares, Series B with an aggregate liquidation preference of $35,000,000. In August 2020, the Fund issued Mandatory Redeemable Preferred Shares, Series C ("MRPS Series C") with an aggregate liquidation preference of $95,000,000. The Fund used the proceeds from the issuance of the MRPS Series C to repurchase the outstanding Mandatory Redeemable Preferred Shares, Series B and to prepay $60,000,000 of the aggregate principal balance of the 2013 PNs. In December 2020, in connection with the reduction in the Fund's asset level following the tender offer, the Fund prepaid $10,500,000 of the outstanding 2013 PNs and redeemed $19,000,000 of the MRPS Series C, reducing the 2013 PNs aggregate principal value to $19,500,000 and the MRPS Series C aggregate liquidation preference to $76,000,000. In June 2022, in connection with the increase in the Fund’s asset level following the rights offering, the Fund issued a privately placed note with a principal value of $26,500,000 ("2022 PN" and together with the 2013 PNs, "PNs"). The Fund has paid organizational expenses which were amortized over the life of the 2013 PNs and MRPS Series C.

In September 2023, the Fund refinanced its leverage by entering into a new $110,000,000 secured revolving debt financing facility (the "Facility") and issuing new Mandatory Redeemable Preferred Shares, Series D ("MRPS Series D") with an aggregate liquidation preference of $40,000,000. As part of the leverage refinancing, the Fund repaid the previously outstanding PNs and redeemed the MRPS Series C. The MRPS Series D have a liquidation preference of $100,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value"). Distributions on the MRPS Series D are accrued daily and paid monthly. Under the Facility, interest is charged on floating-rate loans based on an adjusted Overnight SOFR rate accrued daily and paid monthly. For financial reporting purposes only, the liquidation preference of the MRPS Series D is recognized as a liability in the Statement of Assets and Liabilities.
The Fund pays a commitment fee in arrears based on the unused portion of the revolving commitment amount under the Facility. The commitment fee is included in the Interest expense line item that is reflected in the Statement of Operations. Under the terms of the Facility, the Fund is also required to satisfy certain collateral requirements and maintain a certain level of net assets.
During the six months ended April 30, 2026, the average principal balance outstanding and average annualized interest rate under the Facility were $62,640,884 and 4.86%, respectively. At April 30, 2026, the principal balance under the Facility was $94.0 million. During the six months ended April 30, 2026, the average aggregate liquidation preference outstanding and average annualized distribution rate of the MRPS Series D were $40,000,000 and 5.47%, respectively.
The table below sets forth key terms of the MRPS Series D.

Series	Mandatory Redemption Date	Interest Rate	Shares Outstanding	Aggregate Liquidation Preference
Series D	9/29/26	5.28%*	400	$40,000,000

*	Current floating rate as of April 30, 2026.
The Fund may redeem the MRPS Series D in whole or in part, at its option after giving notice to the relevant holders of the MRPS Series D but may incur additional expenses if it chooses to do so. The Fund is also subject to certain restrictions relating to the MRPS Series D. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common stockholders or repurchasing shares of common stock and/or could trigger the mandatory redemption of the MRPS Series D at Liquidation Value plus certain expenses. The holders of the MRPS Series D are entitled to one vote per share and will vote with holders of shares of common stock as a single class, except that the holders of the MRPS Series D will vote separately as a class on certain matters, as required by law or the Fund’s organizational documents. The holders of the MRPS Series D, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay distributions on the MRPS Series D for two consecutive years.
9
Concentration of credit risk: The Fund will normally invest at least 80% of its total assets in high yield debt securities of U.S. and foreign issuers, which include securities that are rated below investment grade by a rating agency or are unrated debt securities determined to be of comparable quality by the Fund’s investment manager.

Due to the likelihood of volatility and potential illiquidity of the high yield securities in which the Fund invests and the real or perceived difficulty of issuers of those high yield securities to meet their payment obligations during economic downturns or because of negative business developments relating to the issuer or its industry in general, the value and/or price of the Fund’s shares of common stock may fluctuate more than would be the case if the Fund did not concentrate in high yield securities.
10
Reverse repurchase agreements: In a reverse repurchase agreement, the Fund sells portfolio securities to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the securities at an agreed-upon price and date, which reflects an interest payment to that party. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Reverse repurchase agreements involve the risk that the other party will fail to return the securities in a timely manner, or at all, which may result in losses to the Fund. The Fund could lose money if it is unable to recover the securities and the value of the cash collateral held by the Fund is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold will decline below the price at which the Fund is obligated to repurchase them. Reverse repurchase agreements may be viewed as a form of borrowing by the Fund. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

11
Derivative instruments: Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless the Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.

Interest rate swap contracts: Under the terms of interest rate swaps, the Fund agrees to pay the swap counterparty a fixed-rate payment in exchange for the counterparty’s paying the Fund a variable-rate payment that is intended to approximate all or a portion of the Fund’s variable-rate payment obligations on the Fund’s outstanding financial leverage. The fixed-rate and variable rate payment flows are paid by one party to the other on a periodic basis and netted against each other when applicable. There is no guarantee that these interest rate swap transactions will be successful in reducing or limiting risk.
Risks may arise if the counterparty to a swap contract fails to comply with the terms of its contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Additionally, risks may arise if there is no liquid market for these agreements or from movements in interest rates unanticipated by Management.
Periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment or receivable streams on the swaps. The unrealized gains/losses associated with the periodic interim net interest payments or receipts are reclassified to realized gains/ losses in conjunction with the actual net receipt or payment of such amounts. The reclassifications do not impact the Fund’s total net assets applicable to common stockholders or its total net increase (decrease) in net assets applicable to common stockholders resulting from operations.
Certain clearinghouses currently offer clearing for limited types of derivative transactions. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty that is then cleared through a central clearinghouse. Upon acceptance of a swap by a central clearinghouse, the original swap is extinguished and replaced with a swap with the clearinghouse, thereby reducing or eliminating the Fund's exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of both initial and variation margin with the clearinghouse or at the instruction of the clearinghouse. The daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation and net interest receivable or payable on swap contracts to determine the fair value of swaps. At April 30, 2026, the Fund did not have any outstanding derivatives.
12
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net” and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

During the six months ended April 30, 2026, the Fund did not participate in securities lending.
13
Offsetting assets and liabilities: Reverse repurchase agreements entered into by a Fund are subject to Master Repurchase Agreements ("MRA”) or Global Master Repurchase Agreement ("GMRA”), as applicable, (MRA and GMRA collectively, "Repos”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under Repos with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

The following table presents the Fund's reverse repurchase agreements net of amounts available for offset under Repos and net of the related collateral received and/or pledged by the Fund as of April 30, 2025.

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Cash Collateral Pledged(a)	Securities Collateral Pledged	Net Amount(b)
Morgan Stanley	$(290,313)	$—	$—	$290,313	$—
Total	$(290,313)	$—	$—	$290,313	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollaterization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
14
When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities. Certain transactions will require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.

15
Indemnifications: Like many other companies, the Fund’s organizational documents provide that its officers ("Officers") and directors ("Directors") are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, both in some of its principal service contracts and in the normal course of its business, the Fund enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Fund’s maximum exposure under these arrangements is unknown as this could involve future claims against the Fund.

16
Arrangements with certain non-affiliated service providers: In order to satisfy rating agency requirements and the terms of the MRPS Series D, the Fund is required to provide the rating agency and holders of the MRPS Series D a report on a monthly basis verifying that the Fund is maintaining eligible assets having a discounted value equal to or greater than the basic maintenance amount, which is the minimum level set by the rating agency as one of the conditions to maintain the rating on the MRPS Series D. "Discounted value” refers to the fact that the rating agency requires the Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agency. The Fund pays State Street for the preparation of this report, which is reflected in the Statement of Operations under the caption "Basic maintenance (Note A)."

17
Shelf Registration Statement: The Fund filed an initial registration statement with the SEC, which became effective on April 7, 2022, authorizing the Fund to issue additional shares of common stock through one or more offerings up to $150,000,000 (the "Initial Shelf Registration Statement"). The Initial Shelf Registration Statement expired in April 2025. The Fund filed a new registration statement with the SEC, which became effective on April 7, 2025, authorizing the Fund to issue additional shares of common stock through one or more offerings up to $174,574,055 (the "Shelf Registration Statement"). Under the Shelf Registration Statement, the Fund, subject to market conditions, may raise additional equity capital by issuing additional shares of common stock from time to time in varying amounts and by different offering methods. The Fund is not required to issue shares of its common stock pursuant to the Shelf Registration Statement and may choose not to do so. For the six months ended April 30, 2026 and the year ended October 31, 2025, the Fund sold and issued shares of common stock under the Initial Shelf Registration Statement and Shelf Registration Statement (Note E).

18
Unfunded loan commitments: The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. As of April 30, 2026, the Fund had no outstanding unfunded loan commitments.

19
Segment Reporting: The Fund has adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. NBIA acts as the Fund's CODM through its portfolio managers and management and operating committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategy as disclosed in its prospectus and/or annual report. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets, which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment, are consistent with that presented within the Fund’s financial statements.

Note B—Investment Management Fees, Administration Fees, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly an investment management fee computed at an annual rate of 0.60% of the Fund’s average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the liquidation preference of any MRPS Series D outstanding and principal balance under the Facility are not considered liabilities.
The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA monthly an administration fee at an annual rate of 0.05% of its average daily Managed Assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
The Fund has entered into a Distribution Agreement with Neuberger Berman BD LLC ("NBBD"), an affiliate of NBIA, to provide for distribution of the Fund's shares of common stock on a reasonable best-efforts basis in connection with at-the-market ("ATM") offerings (the "Distribution Agreement"). Pursuant to the Distribution Agreement, NBBD as the distributor of the Fund's shares is entitled to receive a sales commission from the Fund of 1.00% of the gross sales price per share of common stock, a portion of which is re-allowed to sales agents. For the six months ended April 30, 2026, the sales commissions retained by NBBD amounted to $397.
Note C—Securities Transactions:
During the six months ended April 30, 2026, there were purchase and sale transactions of long-term securities of $215,345,227 and $124,257,907, respectively.
Note D—Capital:
Transactions in shares of common stock for the six months ended April 30, 2026, and the year ended October 31, 2025 were as follows:

For the Six Months Ended April 30, 2026				For the Year Ended October 31, 2025
Stock Issued on Reinvestment of Dividends and Distributions	Stock Issued in Connection with ATM Offering (Note E)	Stock Issued in Connection with Rights Offering (Note F)	Net Increase/ (Decrease) in Common Stock Outstanding	Stock Issued on Reinvestment of Dividends and Distributions	Stocks issued in Connection with ATM Offering (Note E)	Net Increase/ (Decrease) in Common Stock Outstanding
16,580	26,546	10,463,948	10,507,074	45,214	1,555,223	1,600,437

Note E—Common Stock At-The-Market Offering Program:
During the year ended October 31, 2025, the Fund sold 1,555,223 shares of common stock and received net proceeds of $11,817,925 in connection with ATM offerings made under the Fund's Initial Shelf Registration Statement and Shelf Registration Statement. During the six months ended April 30, 2026, the Fund sold 26,546 shares of common stock and received net proceeds of $195,967 in connection with ATM offerings made under the Fund's Shelf Registration Statement. Offering costs (other than the applicable sales commissions) incurred in connection with the ATM offering were borne directly by the Fund.
Note F—Common Stock Rights Offering:
On March 23, 2026 (the "Record Date"), the Fund commenced a transferable rights offering (the "Offer") whereby the Fund issued one transferable right (a "Right") for each share of common stock of the Fund held by stockholders of record as of the Record Date. Pursuant to the Offer, holders of Rights were entitled to purchase shares of common stock by submitting three Rights and the subscription price per share for each share purchased. The Offer expired at 5:00 p.m. Eastern Time on April 15, 2026 (the "Expiration Date"). The final subscription price of $6.50 per share of common stock was equal to 92.5% of the Fund’s NAV per share of common stock at the close of trading on the NYSE American on the Expiration Date. The Offer, which was over-subscribed, resulted in the issuance of 10,463,948 shares of common stock and the gross proceeds of the Offer were approximately $68.0 million.
Note G—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

High Yield Strategies Fund Inc.
The following table includes selected data for a common share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

	Six Months Ended April 30,	Year Ended October 31,
	2026 (Unaudited)	2025	2024	2023	2022	2021
Common Stock Net Asset Value, Beginning of Period	$7.44	$7.87	$7.50	$8.66	$12.35	$11.74
Income/(Loss) From Investment Operations Applicable to Common Stockholders:
Net Investment Income/(Loss)[a]	0.24	0.50	0.52	0.52	0.71	0.75
Net Gains or (Losses) on Securities (both realized and unrealized)	(0.19)	0.16	0.92	(0.36)	(3.00)	0.78
Total From Investment Operations Applicable to Common Stockholders	0.05	0.66	1.44	0.16	(2.29)	1.53
Less Distributions to Common Stockholders From:
Net Investment Income	(0.54)	(0.51)	(0.52)	(0.57)	(0.81)	(0.77)
Tax Return of Capital	—	(0.58)	(0.57)	(0.52)	(0.28)	(0.32)
Total Distributions to Common Stockholders	(0.54)	(1.09)	(1.09)	(1.09)	(1.09)	(1.09)
Accretive Effect of Common Stock Tender Offers	—	—	—	—	—	0.17 [b]
Dilutive Effect of Rights Offering	(0.13)[c]	—	—	(0.23)[d]	(0.31)[e]	—
Premium from shares of Common Stock sold through ATM offering	0.00 [f]	0.00 [g]	0.02 [h]	0.00 [i]	—	—
Common Stock Net Asset Value, End of Period	$6.82	$7.44	$7.87	$7.50	$8.66	$12.35
Common Stock Market Value, End of Period	$6.46	$7.52	$8.20	$7.04	$8.21	$13.16
Total Return, Common Stock Net Asset Value[j,k]	(1.03)%[l]	9.03%	20.27%	(1.00)%	(21.70)%	14.81%
Total Return, Common Stock Market Value[j,k]	(7.25)%[l]	5.76%	33.51%	(1.98)%	(30.34)%	33.61%
Supplemental Data/Ratios
Net Assets Applicable to Common Stockholders, End of Period (in millions)	$285.5	$233.3	$234.1	$194.4	$168.3	$181.1
Preferred Stock Outstanding, End of Period (in millions)[m]	$40.0	$40.0	$40.0	$40.0	$76.0	$76.0
Preferred Stock Liquidation Value Per Share[m]	$100,000	$100,000	$100,000	$100,000	$12.5	$12.5

See Notes to Financial Highlights

Financial Highlights (cont’d)

	Six Months Ended April 30,	Year Ended October 31,
	2026 (Unaudited)	2025	2024	2023	2022	2021
Ratios are Calculated Using Average Net Assets Applicable to Common Stockholders
Ratio of Gross Expenses[n]	3.46%[o,p]	3.39%[p]	4.14%	6.08%[p]	3.37%	2.55%
Ratio of Net Expenses[n]	3.46%[o,p]	3.39%[p]	4.14%	6.08%[p]	3.37%	2.55%
Ratio of Net Investment Income/(Loss) Excluding Preferred Stock Distributions	6.70%[o]	6.61%	6.59%	6.30%	6.90%	5.96%
Portfolio Turnover Rate	37%[l]	85%	107%	78%	52%	66%
Asset Coverage Per Share of Preferred Stock, End of Period	$313,233 [q,r]	$331,252 [q,r]	$685,257 [q,s]	$586,503 [q,s]	$40 [s]	$42 [s]
Notes Payable (in millions)	$—	$—	$—	$—	$45.9	$19.3
Asset Coverage Per $1,000 of Notes Payable[t]	$—	$—	$—	$—	$6,348	$14,374
Loans Payable (in millions)	$94.0	$61.0	$43.5	$66.0	$—	$—
Asset Coverage Per $1,000 of Loans Payable[t]	$4,465	$5,485	$7,307	$4,560	$—	$—

See Notes to Financial Highlights

Notes to Financial Highlights High Yield Strategies Fund Inc. (Unaudited)

a	Calculated based on the average number of shares of common stock outstanding during each fiscal period.
b
During the year ended October 31, 2021, the Fund conducted a tender offer and repurchased 25% of its outstanding shares of common stock at a price equal to 96% of the Fund’s NAV per share. The final payment for the tender offer was made at $12.03 per share representing 96% of the Fund's NAV per share on December 10, 2020.

c
During the six months ended April 30, 2026, the Fund conducted a rights offering and issued 10,463,948 shares of common stock. The final subscription price for the rights offering was $6.50 per share representing 93% of the Fund's NAV per share on April 21, 2026.

d
During the year ended October 31, 2023, the Fund conducted a rights offering and issued 6,482,227 shares of common stock. The final subscription price for the rights offering was $7.42 per share representing 89%
of the Fund's NAV per share on June 21, 2023.

e
During the year ended October 31, 2022, the Fund conducted a rights offering and issued 4,763,981 shares of common stock. The final subscription price for the rights offering was $8.60 per share representing 87%
of the Fund's NAV per share on May 17, 2022.

f	During the six months ended April 30, 2026, the Fund issued 26,546 shares of common stock through the ATM offering.
g	During the year ended October 31, 2025, the Fund issued 1,555,223 shares of common stock through the ATM offering.
h	During the year ended October 31, 2024, the Fund issued 3,783,379 shares of common stock through the ATM offering.
i	During the year ended October 31, 2023, the Fund issued 7,300 shares of common stock through the ATM offering.
j
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total return for the six months ended  April 30, 2026.  The class action proceeds received in 2025, 2024,
2023 and 2021 had no impact on the Fund's total returns for the years ended October 31, 2025, 2024,
2023 and 2021, respectively.

k
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Total return based on per share market value assumes the purchase of shares of common stock at the market price on the first day and sale of common stock at the market price on the last day of the period indicated. Distributions, if any, are assumed to be reinvested at prices obtained under the
Fund's distribution reinvestment plan. Results represent past performance and do not indicate future results.
Current returns may be lower or higher than the performance data quoted. Investment returns will fluctuate and shares of common stock, when sold, may be worth more or less than original cost.

l	Not annualized.
m
From August 5, 2020 to December 13, 2020, the Fund had 7,600,000 MRPS Series C outstanding. From
December 14, 2020 to September 17, 2023, the Fund had 6,080,000 MRPS Series C outstanding. Effective
September 29, 2023, the Fund has 400 MRPS Series D outstanding (see Note A of Notes to Financial
Statements).

Notes to Financial Highlights High Yield Strategies Fund Inc. (Unaudited)  (cont’d)

n
Distributions to mandatory redeemable preferred stockholders and interest expense is included in expense ratios. The annualized ratios of distributions to mandatory redeemable preferred stockholders and interest expense to average net assets applicable to common stockholders were:

	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021
Distributions to mandatory redeemable preferred stockholders	0.95%	1.05%	1.32%	2.87%	1.47%	0.15%
Interest	1.36%	1.17%	1.50%	1.71%	0.51%	0.95%

o	Annualized.
p	Includes interest expense on reverse repurchase agreements of 0.00%, 0.01% and 0.03% for the six months ended April 30, 2026 and the years ended October 31, 2025 and October 31, 2023, respectively.
q
Net of unamortized deferred issuance costs for Preferred Stock. The unamortized deferred issuance costs for the six months ended April 30, 2026 and the years ended  October 31, 2025, October 31, 2024 and
October 31, 2023 were $9,644, $21,204, $44,517 and $67,892, respectively. Net of unamortized deferred issuance costs for Notes Payable. The unamortized deferred issuance costs for the year ended October 31,
2022 and October 31, 2021 were $107,325 and $243,416, respectively.

r
The asset coverage ratio is calculated by subtracting the Fund's total liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities then outstanding (loans payable and aggregate liquidation preference of the mandatory redeemable preferred shares), and then multiplying by the liquidation preference per mandatory redeemable preferred share.

s
The asset coverage ratio is calculated by subtracting the Fund's total liabilities (excluding the liquidation preference of mandatory redeemable preferred shares and accumulated unpaid distributions on mandatory redeemable preferred shares) from the Fund's total assets, and dividing the result by the number of mandatory redeemable preferred shares outstanding.

t
The asset coverage ratio for the floating rate senior notes for the years ended October 31, 2022 and
October 31, 2021 is calculated by subtracting the Fund's total liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding, and then multiplying by $1,000. The asset coverage ratio for the loans payable for the six months ended April 30, 2026 and for the years ended
October 31, 2025, October 31, 2024 and October 31, 2023 is calculated by subtracting the Fund's total liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding, and then multiplying by $1,000.

Distribution Reinvestment Plan for the Fund
Equiniti Trust Company, LLC (the "Plan Agent") will act as Plan Agent for stockholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Distribution Reinvestment Plan ("Plan") in the same name as their then-current shares of the Fund’s common stock ("Shares") are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.
Whenever the Fund declares a dividend or distribution with respect to the Shares, each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant’s account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant’s account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant’s account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then-current market price per Share on the payment date.
Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant’s Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant’s account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.
For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.
Open-market purchases provided for above may be made on any securities exchange where the Fund’s Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant’s uninvested funds held by the Plan

Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant’s account. For the purpose of cash investments, the Plan Agent may commingle each Participant’s funds with those of other stockholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.
The Plan Agent may hold each Participant’s Shares acquired pursuant to the Plan together with the Shares of other stockholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent’s name or that of the Plan Agent’s nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.
The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.
Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its stockholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.
The Plan Agent’s service fee for handling capital gains and other distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.
Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.
These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant’s account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent’s negligence, bad faith, or willful misconduct or that of its employees. These terms and conditions are governed by the laws of the State of Maryland.
Reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., reinvestment in additional Shares does not relieve stockholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, please contact the Plan Agent by telephone at 1-866-227-2136 or by mail at P.O. Box 10027, Newark, NJ 07101-3027 or online at https://equiniti.com/us/ast-access/individuals.

Directory

Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.461.1899
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC
48 Wall Street, Floor 23
New York, NY 10005
Shareholder Services 866.227.2136

Plan Agent
Equiniti Trust Company, LLC
P.O. Box 10027
Newark, NJ 07101-3027

Overnight correspondence should be sent to:
Equiniti Trust Company, LLC
55 Challenger Road 2nd Floor
Ridgefield Park, NJ 07660
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge upon request, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger’s website at www.neuberger.com.
Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The portfolio holdings information on Forms N-PORT are available upon request, without charge, by calling 800-877-9700 (toll-free).

Rev. June 2026

Facts	What Does Neuberger Do With Your Personal Information?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
●  Social Security numbers, dates of birth, and other numerical identifiers
●  Names and addresses
●  Driver’s licenses, passports, and other identification documents
●  Usernames and passwords
●  Internet protocol addresses and other network activity information
●  Income, credit history, credit scores, assets, transaction history, and other financial information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Neuberger chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our Affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our Affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For Nonaffiliates to market to you	No	We don’t share

Questions?	Call 646.497.4003 or 866.483.1046 (toll-free) Email NBPrivacyOfficer@nb.com or go to www.neuberger.com

This is not part of the Fund's stockholder report.

Rev. June 2026

Who we are?
Who is providing this notice?	Entities within the Neuberger family of companies, mutual funds, and private investment funds.

What we do?
How does Neuberger protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law and include physical, electronic and procedural safeguards.
How does Neuberger collect my personal information?
We collect your personal information directly from you or your representatives, for example, when you
●  seek advice about your investments
●  give us your contact or income information
●  provide account information or open an account
●  direct us to buy or sell securities, or complete other transactions
●  visit one of our websites, portals, or other online locations
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only:
●  sharing with Affiliates for everyday business purposes—information about your creditworthiness
●  Affiliates from using your information to market to you
●  sharing with Nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
●  Our affiliates include, but are not limited to, companies with a Neuberger name;
financial companies, such as investment advisers or broker dealers; mutual funds;
and private investment funds.

Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
●  Nonaffiliates we share with can include companies that perform administrative services on our behalf (such as vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers, dealers, or counterparties in connection with servicing your account.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Neuberger doesn’t jointly market.

This is not part of the Fund's stockholder report.

This page has been left blank intentionally

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of stockholders and is not an offer for shares of the Fund.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Internal Sales & Services
877.461.1899
www.neuberger.com

H0547 06/26

(b) Not applicable.
Item 2. Code of Ethics.
The Board of Directors (“Board”) of Neuberger High Yield Strategies Fund Inc. (“Registrant” or “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Registrant’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).
Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.
Item 5. Audit Committee of Listed Registrants.
(a) Not applicable to semi-annual reports on Form N-CSR.

(b) Not applicable to the Registrant.

Item 6. Investments.
(a) The complete schedule of investments for the Registrant is disclosed in the Registrant’s Semi-Annual Report, which is included as Item 1 of this Form N-CSR.
(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Not applicable to closed-end investment companies.
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable to closed-end investment companies.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable to closed-end investment companies.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Not applicable to closed-end investment companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to semi-annual reports on Form N-CSR.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
(a) Not applicable to semi-annual reports on Form N-CSR.

(b) There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No reportable purchases for the period covered by this report.
Item 15.  Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which stockholders may recommend nominees to the Board.
Item 16. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a)
The Fund did not engage in any securities lending activity during its most recent fiscal year.
(b)
The Fund did not engage in any securities lending activity and no services were provided by the securities lending agent to the Fund during its most recent fiscal year.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable to the Registrant.
Item 19. Exhibits.
(a)(1)
A copy of the Code of Ethics is incorporated by reference to Registrant’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).
(a)(2)
Not applicable to the Registrant.
(a)(3)
The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)
Not applicable to the Registrant.
(a)(5)
Not applicable to the Registrant.
(b)
The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger High Yield Strategies Fund Inc.
By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: June 26, 2026

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: June 26, 2026